Share-based payments - Market condition (Details) $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 EUR (€) tranche shares	Dec. 31, 2022 USD ($) tranche $ / shares shares
Share-based payments
Number of options issued | shares		282,500	282,500
Number of tranches | tranche		3	3
Awards cancelled or forfeited. | shares	20,000
Trading days		30 days	30 days
Vesting percentage		0.33%	0.33%
Grant date fair value		€ 2.9	$ 3.2
Contractual lifetime of the options		2 years	2 years
Tranche I
Share-based payments
Hurdle rate			$ 120
Tranche II
Share-based payments
Hurdle rate			150
Tranche III
Share-based payments
Hurdle rate			$ 180